Property, Plant and Equipment, Net (Details) - Summary of property, plant and equipment	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Cost
Total Cost	¥ 780,512,580	$ 113,583,622	¥ 730,447,603
Less: accumulated depreciation	(178,864,241)	(26,029,112)	(150,402,597)
Less: asset impairment	(29,891,896)	(4,349,998)	(29,891,896)
Property and equipment, net	571,756,443	83,204,512	550,153,110
Construction in Progress [Member]
Cost
Total Cost	309,948,621	45,105,086	318,000,074
Plant and Buildings [Member]
Cost
Total Cost	178,756,490	26,013,430	170,206,987
Machinery and Equipment [Member]
Cost
Total Cost	237,637,928	34,582,116	194,875,303
Electronic Equipment [Member]
Cost
Total Cost	11,117,440	1,617,859	10,107,578
Motor Vehicles [Member]
Cost
Total Cost	3,031,087	441,097	2,978,155
Office Equipment and Furniture [Member]
Cost
Total Cost	34,423,995	5,009,531	29,888,526
Leasehold Improvements [Member]
Cost
Total Cost	¥ 5,597,019	$ 814,503	¥ 4,390,980